ORDINARY SHARES	12 Months Ended
Dec. 31, 2025
Ordinary Shares
ORDINARY SHARES

16.	ORDINARY SHARES

As of March 28, 2023, the date of the completion of reorganization, the Company was authorized to issue 500,000,000 Ordinary Shares with a par value of $0.0001 each, and there was 10,000,000 Ordinary Shares issued and outstanding.

On June 19, 2023, the Company subdivided the authorized and issued share capital of the Company on a 1:2 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 500,000,000 Ordinary Shares of a par value of US$0.0001 each, to US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each.

On June 6, 2024, the Company subdivided the authorized and issued share capital of the Company on a 1:3 basis such that the authorized share capital of the Company was amended from US$50,000 divided into 1,000,000,000 Ordinary Shares of a par value of US$0.00005 each, to US$50,000 divided into 3,000,000,000 Ordinary Shares of a par value of US$0.000016666667 each.

On October 1, 2024, the Company consummated the sale of 1,250,000 ordinary shares at a price of $5.00 per share. The gross proceeds to the Company from the IPO, before deducting commissions, expense allowance, and expenses, were $6,250,000.

On October 30, 2024, the Company closed on the partial exercise of the over-allotment option by Cathay Securities, Inc. in connection with the IPO, to purchase an additional 131,249 ordinary shares at the price of $5.00 per share. As a result, the Company has raised gross proceeds of $656,245, in addition to the IPO gross proceeds of $6,250,000, or combined gross proceeds in the IPO of $6,906,245, before underwriting discounts and commissions and offering expenses.

On April 30, 2025, an external consultant was granted 1,800,000 restricted ordinary shares in consideration for strategic advisory services. Pursuant to the service agreement, all of the shares were issued on June 20, 2025 and are subject to a six-month lock-up restriction. The grant is subject to a two-year service period commencing on April 30, 2025, and, accordingly, the Company recognized compensation expense for eight months of the requisite service period as of December 31, 2025. On August 28, 2025, the Company and the external consultant entered into a supplemental amendment agreement, pursuant to which the service period was extended to five years, ending on April 29, 2030. Accordingly, the Company recognized compensation expense for the first four months of the service period based on the original two-year term. From the amendment date, the remaining unamortized expense is being recognized over the remaining revised service period ending April 29, 2030. (Note 21).

On October 16, 2025, six employees were granted 641,000 restricted ordinary shares. Pursuant to the award agreements, all of the shares were issued on October 16, 2025 and are subject to a six-month lock-up restriction. The restricted shares are subject to a five-year service period commencing on October 16, 2025, and accordingly, the Company recognized compensation expense for two and a half months of the requisite service period as of December 31, 2025. (Note 21).

As a result, there were 63,822,249 Ordinary Shares of par value US$0.000016666667 issued and outstanding as of December 31, 2025. The shares and per share information are presented on a retroactive basis for the periods presented according to ASC 260-10-55, to reflect the reorganization completed on March 28, 2023, the two share splits that occurred on June 19, 2023 and June 6, 2024 as if these events had occurred at the beginning of the earliest period presented.